Operations of the Bank - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	Mar. 08, 2019 USD ($) $ / shares	Mar. 08, 2019 ARS ($) $ / shares	Aug. 10, 2018 ARS ($) Voting_Rights $ / shares shares	Mar. 08, 2019 ARS ($) $ / shares	Mar. 07, 2019 USD ($)	Mar. 07, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Jan. 01, 2017 ARS ($)
Misiones Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability							$ 5,540,994	$ 4,806,385	$ 4,598,606
Deposits liability related to court deposits							430,545	491,707	257,239
Salta Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability							2,630,532	1,341,021	2,470,379
Deposits liability related to court deposits							644,863	677,029	682,028
Jujuy Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability							1,387,236	6,864,315	2,911,807
Deposits liability related to court deposits							436,972	473,684	467,312
Banco del Tucuman SA [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability							6,047,312	2,825,643	4,515,056
Deposits liability related to court deposits							$ 1,890,398	$ 1,810,125	$ 1,738,785
Shares acquired from an individual shareholder | shares			59
Cash paid for shares acquired from an individual shareholder			$ 350
Banco del Tucuman SA [member] | Class B common registered nonendorsable shares [member]
Discription Of Business And Nature Of Operation [line items]
Shares acquired | shares			43,960,000
Face value per share | $ / shares			$ 100
Number of voting rights on shares | Voting_Rights			1
Percentage of shares acquired to common shares and votes			10.00%
Payment for acquisition of shares			$ 524,781
Banco del Tucuman SA [member] | Major business combination [member]
Discription Of Business And Nature Of Operation [line items]
Face value per share | (per share)	$ 1			$ 1
Stock exchange description	The exchange ratio has been agreed at 0.65258 ordinary shares of Banco Macro SA for each face value $ 1 of common share of Banco del Tucumán SA.	The exchange ratio has been agreed at 0.65258 ordinary shares of Banco Macro SA for each face value $ 1 of common share of Banco del Tucumán SA.
Stock exchange rate | $ / shares		$ 0.65258
Increase in capital	$ 15,662	$ 15,662
Capital	$ 669,679			$ 669,679	$ 669,663	$ 669,663